Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of remuneration of directors and key management
	Years ended December 31,
	2022	2021	2020
Salaries and benefits	$1,291,058	$673,464	$202,442

Schedule of remuneration paid to related parties
	Years ended December 31,
	2022	2021	2020
Salaries and benefits	$-	$943	$15,972